Debt and Other Long-Term Liabilities (Schedule Of Debt And Other Long-Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013		Jun. 30, 2014
Debt
Principal	$ 956,250	$ 745,523
Discount	(8,783)	(6,763)
Total	947,467	738,760
Less: current portion	(9,390)	(91,889)
Total long-term portion	938,077	646,871
Other Liabilities
Capital Lease Obligations	15,391	21,361
Capital Lease Obligations, Current	(11,026)	(11,997)
Capital Lease Obligations, Noncurrent	4,365	9,364
Asset retirement obligations	13,576	13,086
Asset Retirement Obligation, Current	0	0
Asset Retirement Obligations, Noncurrent	13,576	13,086
Other long-term liabilities	17,651	12,085
Other Long-term Liabilities, Current	0	(3)
Other Long-term Liabilities, Noncurrent	17,651	12,082
Long Term Debt And Other Long Term Liabilities	994,085	785,292
Current portion of long-term debt and other long-term liabilities	(20,416)	(103,889)
Long Term Debt And Other Liabilities Noncurrent	973,669	681,403
Unamortized deferred financing fees	4,986	5,026	[1]
Senior Notes | Senior Unsecured Notes due 2019
Debt
Principal	350,000	350,000
Discount	(4,296)	(5,317)
Total	345,704	344,683
Less: current portion	0	0
Total long-term portion	345,704	344,683
Other Liabilities
Unamortized deferred financing fees	649	832	[1]
Senior Notes | Senior Unsecured Notes due 2021
Debt
Principal	300,000
Discount	(4,152)			(4,500)
Total	295,848
Less: current portion	0
Total long-term portion	295,848
Other Liabilities
Unamortized deferred financing fees	1,372
Convertible Notes
Debt
Principal		51,148
Discount		(1,446)
Total		49,702
Less: current portion		(49,702)
Total long-term portion		0
Other Liabilities
Unamortized deferred financing fees		186	[1]
Term Loans | Credit Facility
Debt
Principal	146,250	344,375
Discount	(335)	0
Total	145,915	344,375
Less: current portion	(9,390)	(42,187)
Total long-term portion	136,525	302,188
Other Liabilities
Unamortized deferred financing fees	0	1,259	[1]
Revolving Line of Credit | Credit Facility
Debt
Principal	160,000	0
Discount	0	0
Total	160,000	0
Less: current portion	0	0
Total long-term portion	160,000	0
Other Liabilities
Unamortized deferred financing fees	$ 2,965	$ 2,749	[1]

[1]	Deferred financing fees are recorded in other long-term assets in our Consolidated Balance Sheets and are amortized on a straight line basis over the life of the related loan.